Stock-Based Compensation - Restricted and Performance Stock Unit Activity (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted Stock Units Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance (in shares)	10,577	12,633	13,308
Granted (in shares)	3,169	4,134	4,216
Payments (in shares)	(6,397)	(5,977)	(4,825)
Cancelled/Forfeited (in shares)	(90)	(213)	(66)
Ending Balance (in shares)	7,259	10,577	12,633
Restricted Stock Units Liability Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance (in shares)	19,926	13,991	0
Granted (in shares)	5,814	15,157	25,168
Payments (in shares)	(9,429)	(6,860)	(8,487)
Cancelled/Forfeited (in shares)	(1,598)	(2,362)	(2,690)
Ending Balance (in shares)	14,713	19,926	13,991
Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance (in shares)	16,905	18,235	17,919
Granted (in shares)	4,593	5,779	6,564
Payments (in shares)	(3,255)	(4,526)	(6,031)
Cancelled/Forfeited (in shares)	(2,692)	(2,583)	(217)
Ending Balance (in shares)	15,551	16,905	18,235